CAPITAL DISCLOSURES (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of objectives, policies and processes for managing capital [line items]
Debt to book capitalization	39.00%	41.00%
Long-term debt, net	$ 20,522	$ 22,321
Total shareholders’ equity	$ 31,974	$ 31,653	$ 26,267
Bottom of range
Disclosure of objectives, policies and processes for managing capital [line items]
Debt to book capitalization	25.00%
Top of range
Disclosure of objectives, policies and processes for managing capital [line items]
Debt to book capitalization	45.00%
Debt to book capitalization	65.00%